Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2022
Entity Registrant Name	BOSTON TRUST WALDEN FUNDS
Entity Central Index Key	0000882748
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Apr. 24, 2023
Document Effective Date	May 01, 2023
Prospectus Date	May 01, 2023
Boston Trust Asset Management Fund | Boston Trust Asset Management Fund
Prospectus:
Trading Symbol	BTBFX
Boston Trust Equity Fund | Boston Trust Equity Fund
Prospectus:
Trading Symbol	BTEFX
Boston Trust Midcap Fund | Boston Trust Midcap Fund
Prospectus:
Trading Symbol	BTMFX
Boston Trust SMID Cap Fund | Boston Trust SMID Cap Fund
Prospectus:
Trading Symbol	BTSMX
Boston Trust Walden Balanced Fund | Boston Trust Walden Balanced Fund
Prospectus:
Trading Symbol	WSBFX
Boston Trust Walden Equity Fund | Boston Trust Walden Equity Fund
Prospectus:
Trading Symbol	WSEFX
Boston Trust Walden Midcap Fund | Boston Trust Walden Midcap Fund
Prospectus:
Trading Symbol	WAMFX
Boston Trust Walden SMID Cap Fund | Boston Trust Walden SMID Cap Fund
Prospectus:
Trading Symbol	WASMX
Boston Trust Walden Small Cap Fund | Boston Trust Walden Small Cap Fund
Prospectus:
Trading Symbol	BOSOX
Boston Trust Walden International Equity Fund | Boston Trust Walden International Equity Fund
Prospectus:
Trading Symbol	WIEFX